Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Payables [Abstract]
Summary of Breakdown of Trade and Other Payables

The breakdown of trade and other payables as of December 31, 2017 and 2016 is as follows:

	Balance as of
	12-31-2017		12-31-2016
Trade and other payables	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade payables	94,132,901	-	90,386,018	-
Other payables	235,315,325	632,643	250,702,646	1,453,022
Total trade and other payables	329,448,226	632,643	341,088,664	1,453,022

Summary of Trade and Other Payables

The detail of trade and other payables as of December 31, 2017 and 2016 is as follows:

	Balance as of
	12-31-2017		12-31-2016
Trade and other payables	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	80,832,851	-	72,361,322	-
Fuel and gas suppliers	13,300,050	-	18,024,696	-
Payables to tax authorities other than Corporate Income Tax	9,868,976	-	7,152,058	-
Payables for goods and services	146,590,421	5,431	147,606,676	40,256
VAT debit tax (VAT/ICMS)	12,048,722	-	13,136,043	-
Dividends payable to non-controlling interests	53,139,347	-	58,901,712	-
Mitsubishi contract (LTSA)	1,227,656	-	10,582,997	-
Accounts payable to staff	11,741,237	-	12,401,802	-
Other payables	698,966	627,212	921,358	1,412,766
Total trade and other payables	329,448,226	632,643	341,088,664	1,453,022